Organization and Principal Activities	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Business

Neo-Concept International Group Holdings Limited (“We”, “us”, “Our”, “our Company”, the “Company” or “NCI”), through its wholly-owned subsidiaries is engaged in one-stop apparel solution services, offering a full suite of services in the apparel supply chain, including market trend analysis, product design and development, raw material sourcing, production and quality control, and logistics management serving the European, and North American markets. In addition, we sell apparel products in the United Kingdom (“UK”) under the licensed brand “Les 100 Ciels” through our retail stores since 2000 and we started to sell apparel products in the United Arab Emirates (“UAE”) under the licensed brand “Les 100 Ciels” through our retail store in 2025 . NCI and its subsidiaries are thereafter referred as the “Group” hereafter.

Organization and reorganization

NCI, incorporated in July 2021 under the laws of the Cayman Islands, is the holding company of our Group.

Neo-Concept Apparel Group Limited (“NCA”), a British Virgin Islands (“BVI”) business company limited by shares incorporated in August 2008, is the immediate holding company of Neo-Concept International Company Limited (“Neo-Concept HK”). The equity interest of NCA was ultimately held as to 94% by Ms. Eva Yuk Yin Siu (our “Controlling Shareholder”, or “Ms. Siu”) and 6% by Ms. Man Chi Wai (“Ms. Wai”) through certain intermediate holding companies prior to the Group Reorganization (see below).

Neo-Concept HK, a company incorporated in Hong Kong with limited liability in October 1992, is the immediate holding company of Neo-Concept (UK) Limited, and is our operating subsidiary in Hong Kong.

Neo-Concept (UK) Limited (“Neo-Concept UK”), a company incorporated in the UK with limited liability in August 2000, is a direct wholly owned subsidiary of Neo-Concept HK, and is our operating subsidiary in the UK.

Pursuant to a group reorganization (the “Group Reorganization”) to rationalize the structure of the Company and its subsidiary companies in preparation for the listing of our shares, the Company became the holding company of the Group on October 29, 2021, which involved the transfer of 100 shares of NCA (representing 100% of the issued shares of NCA) by Ms. Siu and Ms. Wai to the Company in exchange for 100 shares of Neo-Concept (BVI) Limited (“NC (BVI)”) (representing 100% of the issued shares of NC (BVI)), a then 100% held subsidiary of the Company, to be transferred to Splendid Vibe Limited, a company incorporated in BVI and was held as to 94% by Ms. Siu and 6% by Ms. Wai ultimately. The Company, together with its wholly owned subsidiaries, are effectively controlled by the same shareholders, i.e., ultimately held as to 94% by Ms. Siu and 6% by Ms. Wai, before and after the Group Reorganization and therefore the Group Reorganization is considered as a recapitalization of entities under common control. The consolidation of the Company and its subsidiaries have been accounted for at historical cost. No amount is recognized in respect of goodwill or excess of acquirer’s interest in the net fair value of acquiree’s identifiable assets, liabilities and contingent liabilities over cost at the time of common control combination.

On March 3, 2025, the Company held an Extraordinary General Meeting and approved the authorized share capital of the Company shall be re-classified by re-classifying 780,000,000 shares of a par value of USD0.0000625 each as 780,000,000 class A ordinary shares of a par value of USD0.0000625 each (the “Class A Shares”, each such share carrying one (1) vote per share with all rights, restrictions and privileges remaining identical to the existing shares of the Company) and 20,000,000 shares of a par value of USD0.0000625 each as 20,000,000 class B shares of USD0.0000625 each (the “Class B Shares”, each such share carrying thirty (30) votes per share with such rights, restrictions and privileges as set out in the second amended and restated memorandum of association and articles of association of the Company so that the authorized share capital of the Company shall be changed from USD50,000 divided into 800,000,000 shares of a par value of USD0.0000625 each to USD50,000 divided into 800,000,000 shares of a par value of USD0.0000625 each comprised of 780,000,000 Class A Shares of a par value of USD0.0000625 each and 20,000,000 Class B Shares of a par value of USD0.0000625 each, such shares having the rights, restrictions and privileges as set out in the second amended and restated memorandum of association and articles of association of the Company.

On June 16, 2025, the Company effected a share consolidation at a ratio of 5-to-1. As a result of the share consolidation, the Company now have 156,000,000 authorized Class A ordinary shares with a par value of USD0.0003125 per ordinary share and 4,000,000 Class B ordinary shares with a par value of USD0.0003125 per ordinary share, and 3,464,018 Class A ordinary shares and 600,000 Class B ordinary shares issued and outstanding as of the date hereof.

On February 9, 2026, the Company entered into securities purchase agreements with several investors and a placement agency agreement with D. Boral Capital LLC (lead placement agent) and uSmart Securities Limited (joint placement agent), pursuant to which the Company agreed to issue and sell 14,850,000 Class A ordinary shares of par value USD0.0003125 each at a public offering price of USD0.5454 per share. The offering closed on February 11, 2026.

Gross proceeds were approximately USD8.1 million. The Company paid the lead placement agent a cash fee equal to 5.0% of the aggregate gross proceeds and reimbursed certain offering expenses. Net proceeds of approximately HKD58 million (equivalent to approximately USD7.5 million) were received by the Company and recorded as an increase in Class A ordinary share capital at par value, with the remainder recorded in additional paid-in capital, net of issuance costs. The Company intends to use the net proceeds for business expansion and working capital.

On May 18, 2026, the Company effected a share consolidation at a ratio of 8-to-1. As a result of the share consolidation, the Company now has 19,500,000 authorized Class A ordinary shares with par value of USD0.0025 per ordinary share and 500,000 Class B ordinary shares with a par value of USD0.0025 per ordinary share, and 2,289,253 Class A ordinary shares and 75,000 Class B ordinary shares issued and outstanding as of 30 June 2026.

At the date of this report, details of the subsidiary companies are as follows:

Name	Background	Ownership
Neo-Concept Apparel Group Limited (“NCA”)	● A BVI company ● Incorporated in August 2008 ● Issued Share Capital of USD100 ● Intermediate holding company	100% owned by NCI
Neo-Concept International Company Limited (“Neo-Concept HK”)	● A Hong Kong company ● Incorporated in October 1992 ● Issued Share Capital of HKD100,000 ● Provision of one-stop apparel solution services	100% owned by NCA
Neo-Concept (UK) Limited	● A UK company ● Incorporated in August 2000 ● Issued Share Capital of GBP100 ● Provision of online and offline retail sales of apparel products	100% owned by Neo-Concept HK
Neo-Concept Exquisite Couture Limited (“NCEC”)	● A BVI company ● Incorporated in May 2024 ● Issued Share Capital of USD100 ● Investment holdings	100% owned by NCA
NC Asia International Company Limited (“NCAIL”)	● A Hong Kong company ● Incorporated in April 2026 ● Issued Share Capital of HKD 10,000 ● Provision of online and offline sales of apparel products	100% owned by NCA
NC ASIA Investment Company Limited (“NCAIS”)	● A Hong Kong company ● Incorporated in April 2026 ● Issued Share Capital of HKD 10,000 ● Intermediate holding company	100% owned by NCA
Neo-Concept Elite Fashion Co., LLC (“NCEF”)	● A UAE company ● Incorporated in May 2024 ● Issued Share Capital of AED100,000 ● Investment holdings	100% owned by NCEC